Intangible Assets, Net (Details) - Schedule of presents the Group's intangible assets as of the respective balance sheet dates - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Beginning Balance	$ 9,430	$ 11,442
Additions		4,031
Amortization expense	(5,172)	(5,985)
Foreign currency translation difference	4	(58)
Accumulated impairment loss	(703)
Foreign currency translation difference	(21)
Ending Balance	3,538	9,430
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning Balance	24	43
Additions		1
Amortization expense	(17)	(20)
Accumulated impairment loss	(1)
Ending Balance	6	24
Capitalized software development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning Balance	9,406	11,399
Additions		4,030
Amortization expense	(5,155)	(5,965)
Foreign currency translation difference	4	(58)
Accumulated impairment loss	(702)
Foreign currency translation difference	(21)
Ending Balance	$ 3,532	$ 9,406